Vessels, Net, Net Book Value (Details) - Vessels [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Cost [Abstract]
Beginning balance	$ 651,545
Additions	1,379
Disposals	(40,037)
Disposal as sales type lease	(34,554)
Ending balance	578,333
Accumulated Depreciation [Abstract]
Beginning balance	(145,003)
Depreciation for the period	(14,869)
Disposals	16,633
Disposal as sales type lease	8,122
Ending balance	(135,117)
Net book value	$ 443,216